091-09619-m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

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RECEIVED
2010 JUL 28 AM 6:00
SEC / TM

10048258

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
SSGA Funds Management Inc

3. Class of New Derivative Securities Product:
Portfolio Depositary Receipt

4. Name of Underlying Instrument:
CXA: Barclays Capital Managed Money Municipal CA Index; INY: Barclays Capital Managed Money Municipal NY Index; IPE: Barclays Capital U.S. Government Inflation-linked Bond Index; ITE: Barclays Capital Intermediate U.S. Treasury Index; ITR: Barclays Capital US Intermediate Credit Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 5 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
CXA, INY, IPE, ITE, ITR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
CXA: OTC US; INY: OTC US; IPE: OTC US; ITE: OTC US; ITR: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 28 2010

RECEIVED
2010 JUL 28 AM 5:48
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGA Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 28 2010

Direct Edge ECN LLC, 545 Washington Boulevard, Jersey City, NJ 07310 Tel 201.942.8220 Fax 201.557.8019 www.directedge.com